Current and Deferred Components of Income Tax Benefit/(Expense) from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 3,107	$ 2,074	$ 1,948
Deferred tax (benefit)/expense	690	526	(977)
Income Tax Expense (Benefit), Total	$ 3,797	$ 2,600	$ 971